SCHEDULE OF BANK BORROWINGS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025	Feb. 29, 2024
Short-Term Debt [Line Items]
Bank borrowings	$ 1,170	$ 991	$ 1,183
Bank borrowings, Within 12 months	$ 1,170	991	695
Bank borrowings, Over 1 year			$ 488
Invoice Factoring [Member]
Short-Term Debt [Line Items]
Term of repayments	12 months	12 months	12 months
Bank borrowings	$ 60	$ 329
Term Loans [Member]
Short-Term Debt [Line Items]
Term of repayments	5 years	5 years	5 years
Bank borrowings	$ 1,110	$ 662	$ 1,183
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.00%	2.00%	2.00%
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.50%	2.50%	2.50%